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                                                                     AXP(SM)
                                                                  Bond Fund
                                                         1999 ANNUAL REPORT
                                                       (PROSPECTUS ENCLOSED)


(icon of) clock


The goal of AXP Bond Fund is to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. The Fund invests primarily in corporate bonds and other debt securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors (logo)

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Striking a Balance Among Bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest, which varies by bond quality. (The lower the quality, the higher the interest.)

AXP Bond Fund invests largely in high-quality bonds, but includes some lower-quality and even some foreign bonds seeking to boost the return. The portfolio manager shifts this mix, as well as the balance between corporate and government bonds, as investment conditions dictate. In doing so, the Fund seeks to maximize the long-term return potential for investors.

AXP BOND FUND                (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                21
Federal Income Tax Information           52

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                 3p
Goal                                     3p
Investment Strategy                      3p
Risks                                    4p
Past Performance                         7p
Fees and Expenses                        9p
Management                              10p
Buying and Selling Shares               10p
Valuing Fund Shares                     10p
Investment Options                      11p
Purchasing Shares                       12p
Sales Charges                           15p
Exchanging/Selling Shares               19p
Distributions and Taxes                 24p
Personalized Shareholder Information    26p
About the Company                       27p
Quick Telephone Reference               29p
Financial Highlights                    30p

(This annual report is not part of the prospectus.)     ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name  from  "IDS" to "AXP."
o A new  shareholder service and distribution plan.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Fred Quirsfeld
Fred Quirsfeld
Portfolio manager

From the Portfolio Manager

Falling bond prices in the second half of the fiscal year tempered AXP Bond Fund's overall performance for the 12 months. However, the interest income generated by the Fund was relatively unaffected. The ultimate result was a total return (which includes net asset value change and interest income) of 1.64% for the Fund's Class A shares during the period -- September 1998 through August 1999.

The fiscal year began with corporate, mortgage-backed and emerging-market bonds -- the bulk of the Fund's portfolio -- still feeling the ill effects of a "flight to quality" that stemmed from economic turmoil in Asia, Russia and parts of Latin America. The condition resulted in a big boost in price for U.S. Treasury bonds at the expense of other sectors of the market.

AXP BOND FUND                (This annual report is not part of the prospectus.)

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By fall, though,  the mood of the market began to change.  Encouraged by ongoing reports of low inflation and solid economic growth in the U.S., not to mention three reductions in short-term interest rates by the Federal Reserve, investors decided to venture outside the ultra-safe world of Treasuries. The result was a
trend   toward   generally   rising   prices  for  the  Fund's   corporate   and
mortgage-backed holdings that continued through January.

WHERE'S THE INFLATION?
But the positive mood quickly began to sour as investors returned to wringing their hands about a possible run-up in inflation. Although the run-up never materialized, the increased selling pressure on bonds sent long-term interest rates on a moderate upward climb for several months, eroding bond prices along the way.

Looking specifically at the Fund's holdings, the biggest portion remained in corporate bonds, which included both high-grade and low-grade issues. The next-largest exposure was to mortgage-backed bonds, followed by U.S. Treasury and emerging-market issues. On an overall basis, the portfolio mix was 72% investment-grade securities, 28% low grade at period end.

As for the portfolio changes, early in the period I began to reduce the portfolio's duration. (Duration, a function of the average maturity of the bonds in the portfolio, determines how sensitive the Fund's net asset value is to changes in interest rates. The longer the duration, the greater the sensitivity.) The duration reduction was a reflection of my view that, because the economy appeared to remain remarkably robust, long-term interest rates would most likely head higher. This strategy helped cushion the Fund's net asset value as rates did, indeed, rise during the final half of the year. Beyond that, I substantially increased the exposure to mortgage-backed bonds. That shift proved beneficial during the winter and spring, but worked against the Fund late in the period.

At this point (mid-September), the Federal Reserve has slightly increased short-term interest rates twice in recent months to head off a potential spike in inflation. Those moves have reinforced the nervousness among bond investors, a factor that I expect to continue in the months ahead and, ultimately, keep upward pressure on long-term interest rates. Given that outlook, I expect to stay with a cautious investment approach that focuses on generating interest income and mitigating any potential decline in the Fund's net asset value.


Frederick Quirsfeld

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 1999                                                         $4.82
Aug. 31, 1998                                                         $5.11
Decrease                                                              $0.29

Distributions -- Sept. 1, 1998 - Aug. 31, 1999
From income                                                           $0.35
From capital gains                                                    $0.03
Total distribution                                                    $0.38

Total return*                                                        +1.64%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 1999                                                         $4.82
Aug. 31, 1998                                                         $5.11
Decrease                                                              $0.29

Distributions -- Sept. 1, 1998 - Aug. 31, 1999
From income                                                           $0.31
From capital gains                                                    $0.03
Total distribution                                                    $0.34

Total return*                                                        +0.87%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 1999                                                         $4.82
Aug. 31, 1998                                                         $5.11
Decrease                                                              $0.29

Distributions -- Sept. 1, 1998 - Aug. 31, 1999
From income                                                           $0.35
From capital gains                                                    $0.03
Total distribution                                                    $0.38

Total return*                                                        +1.71%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP BOND FUND             (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                           Percent               Value
                                       (of net assets)   (as of Aug. 31, 1999)
 Cleveland Electric Illuminating            .85%             $33,729,868
6.86% 2008
 Bistro Trust                               .78               31,056,825
9.50% 2002
 New York Telephone                         .73               29,227,354
9.38% 2031
 Connecticut Light & Power                  .73               29,089,954
7.75% 2002
 Tyco Intl Group                            .69               27,299,393
7.00% 2028
 Scotland Bank                              .54               21,629,248
8.80% 2004
 Tenet Healthcare                           .53               21,167,750
8.13% 2008
 Ford Capital                               .53               21,123,809
9.50% 2010
 Turner Broadcasting                        .51               20,307,511
8.40% 2024
 Cleveland Electric Illuminating            .50               19,834,435
9.50% 2005

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart


                           The 10 holdings listed here
                           make up 6.39% of net assets

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP BOND FUND               (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How your $10,000 has grown in AXP Bond Fund

$30,000

                                                                              X
$20,000                                                                 $21,756
                                                                  AXP Bond Fund
                                                                        Class A


$10,000
                 X Lehman Brothers Aggregate
                                  Bond Index


$9,500


9/1/89    8/90   8/91   8/92   8/93    8/94   8/95    8/96   8/97    8/98   8/99

Average annual total return (as of Aug. 31, 1999)
                                                                      Since
                        1 year        5 years        10 years       inception*
 Class A                -3.44%         +6.69%          +8.08%            --%
 Class B                -2.88%            --%             --%         +6.73%
 Class Y                +1.71%            --%             --%         +8.04%

*Inception date was March 20, 1995.

Assumes: Holding period from 9/1/89 to 8/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $10,668. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Brothers Aggregate Bond Index. In comparing AXP Bond Fund (Class A) with this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

The Lehman Brothers Aggregate Bond Index is an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in AXP Bond Fund.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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The  financial   statements   contained  in  Post-Effective   Amendment  #50  to
Registration Statement No. 2-51586 filed on or about October 26, 1999, are incorporated herein by reference.

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Federal Income Tax Information  (Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Bond Fund, Inc.
Fiscal year ended Aug. 31, 1999

Class A

Income distributions taxable as dividend income, 1.47% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 24, 1998                                $0.02880
Oct. 26, 1998                                  0.02939
Nov. 24, 1998                                  0.02931
Dec. 22, 1998                                  0.03871
Jan. 25, 1999                                  0.02946
Feb. 25, 1999                                  0.02888
March 24, 1999                                 0.02826
April 26, 1999                                 0.02713
May 27, 1999                                   0.02788
June 23, 1999                                  0.02358
July 26, 1999                                  0.02188
Aug. 26, 1999                                  0.03081
Total                                         $0.34409

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.03409
Total distributions                           $0.37818

The distribution of $0.07280 per share, payable Dec. 22, 1998, consisted of $0.02830 derived from net investment income, $0.01041 from net short-term capital gains (a total of $0.03871 taxable as dividend income) and $0.03409 from net long-term capital gains.

AXP BOND FUND                (This annual report is not part of the prospectus.)

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Class B

Income distributions taxable as dividend income, 1.47% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 24, 1998                                $0.02572
Oct. 26, 1998                                  0.02598
Nov. 24, 1998                                  0.02624
Dec. 22, 1998                                  0.03571
Jan. 25, 1999                                  0.02586
Feb. 25, 1999                                  0.02561
March 24, 1999                                 0.02541
April 26, 1999                                 0.02366
May 27, 1999                                   0.02465
June 23, 1999                                  0.02082
July 26, 1999                                  0.01849
Aug. 26, 1999                                  0.02768
Total                                         $0.30583

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share


Dec. 22, 1998                                 $0.03409
Total distributions                           $0.33992

The distribution of $0.06980 per share, payable Dec. 22, 1998, consisted of $0.02530 derived from net investment income, $0.01041 from net short-term capital gains (a total of $0.03571 taxable as dividend income) and $0.03409 from net long-term capital gains.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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Class Y

Income distributions taxable as dividend income, 1.47% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 24, 1998                                $0.02910
Oct. 26, 1998                                  0.02973
Nov. 24, 1998                                  0.02961
Dec. 22, 1998                                  0.03900
Jan. 25, 1999                                  0.02981
Feb. 25, 1999                                  0.02920
March 24, 1999                                 0.02870
April 26, 1999                                 0.02753
May 27, 1999                                   0.02824
June 23, 1999                                  0.02390
July 26, 1999                                  0.02251
Aug. 26, 1999                                  0.03147
Total                                         $0.34880


Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.03409
Total distributions                           $0.38289

The distribution of $0.07309 per share, payable Dec. 22, 1998, consisted of $0.02859 derived from net investment income, $0.01041 from net short-term capital gains (a total of $0.03900 taxable as dividend income) and $0.03409 from net long-term capital gains.

AXP BOND FUND                (This annual report is not part of the prospectus.)

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                                                               S-6495 N (10/99)


AXP Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010

                         AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.